Receivables - Summary Of Accounts Receivable, Allowance for Credit Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Loss [Abstract]
Beginning Balance	$ 107	$ 93	$ 85
Additions charged to costs and expenses	2	12	18
Write-offs	(13)	(10)	(14)
Foreign currency exchange and other	(5)	12	4
Ending Balance	$ 91	$ 107	$ 93